OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]
	December 31,
	2012	2013

Short-term lease deposits	$615	$773
Prepaid expenses	1,039	1,156
Government authorities	2,313	862
Deferred tax assets, net	2,522	1,949
Restricted deposits	163	289
Other	44	180

	$6,696	$5,209